ORGANIZATION AND PRINCIPAL ACTIVITIES (Schedule of VIE's Consolidated Balance Sheets) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Variable Interest Entity [Line Items]
Total current assets	$ 98,592	$ 205,244
Total assets	225,002	381,190
Total current liabilities	75,795	90,209
Total liabilities	101,323	114,593
AirMedia's VIEs [Member]
Variable Interest Entity [Line Items]
Total current assets	73,362	177,425
Total non-current assets	122,489	127,486
Total assets	195,851	304,911
Total current liabilities	63,302	71,535
Total non-current liabilities	25,528	24,384
Total liabilities	$ 89,294	$ 95,919